Property, plant, and equipment, net	12 Months Ended
Sep. 30, 2022
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 7 – Property, plant, and equipment, net

Property, plant, and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2022	2021

Property and buildings	$7,139,369	$7,828,294
Machinery and equipment	9,217,130	7,793,640
Office equipment	101,878	119,107
Vehicles	227,030	132,173
Subtotal	16,685,407	15,873,214
Construction in progress	5,294,970	5,253,930
Less: accumulated depreciation	(7,441,691)	(6,841,587)
Property, plant, and equipment, net	$14,538,686	$14,285,557

Depreciation expense was $1,365,830, $1,050,924 and $916,386 for the fiscal years ended September 30, 2022, 2021, and 2020, respectively.